Offerings - Offering: 1	Nov. 11, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	55,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 55,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,420.5
Offering Note
(1)
The Deferred Compensation Obligations are unsecured obligations of Emerson Electric Co. to pay deferred compensation in the future in accordance with the terms of the Emerson Defined Contribution Supplemental Executive Retirement Plan (the “Plan”).

(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act of 1933, as amended.